COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Future lease commitments	$ 49,952	$ 77,184	$ 45,069
Total future lease commitments				$ 168,205	$ 168,205